Investments Accounted for Using the Equity Method - Summary of Aggregate Information of the Joint Venture that is Not Individually Material (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of joint ventures [line items]
Net Loss	$ 28,651,900	$ 1,020,366	$ 18,268,565	$ 27,424,309
Other comprehensive income (loss)	495,313	17,640	(4,370,611)	(852,632)
Total comprehensive income (loss)	29,147,213	1,038,006	13,897,954	26,571,677
Joint venture that is not individually material [member]
Disclosure of joint ventures [line items]
Net Loss	1,780	63	(139,137)	(306,156)
Other comprehensive income (loss)	3,881	138	(3,169)
Total comprehensive income (loss)	$ 5,661	$ 201	$ (142,306)	$ (306,156)